Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Growth Capital Acquisition Corp. (the “Company”), a blank check company, was incorporated under the laws of the State of Delaware on January 4, 2010 under the name PinstripesNYS, Inc., and changed its name to its current name on February 14, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The registration statements for the Company’s initial public offering (described below) were declared effective on January 29, 2021. On February 2, 2021, the Company consummated the initial public offering of 17,250,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000, which is described in Note 4.

Simultaneously with the closing of the initial public offering, the Company consummated the sale of 5,175,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) in a private placement to the Company’s sponsor, Growth Capital Sponsor LLC (the “Sponsor”), Nautilus Carriers LLC (“Nautilus”), an affiliate of our Co-Chief Executive Officers, and HB Strategies LLC (“HB Strategies”), an affiliate of Hudson Bay Capital Management LP (“Hudson Bay”) generating gross proceeds of $5,175,000, which is described in Note 5.

Transaction costs amounted to $4,296,946, consisting of $3,450,000 of underwriting fees, and $824,946 of other offering costs.

Although the Company is not limited to a particular industry or sector for the purpose of consummating a Business Combination, it intends to focus on industries that complement the Company’s management team’s background, and to capitalize on the ability of the Company’s management team to identify and acquire a business or businesses consistent with the experience of the Company’s management team and affiliates of Maxim Group LLC (“Maxim”), the representative of the underwriters in the Initial Public Offering.

As of September 30, 2021, the Company had not commenced any operations. All activity from January 4, 2010 (inception) through February 2, 2021 relates to the Company’s formation, its prior unconsummated initial public offering, and its initial public offering (the “Initial Public Offering” or “IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering and will recognize changes in the fair value of warrant liability as other income (expense). The Company has selected March 31 as its fiscal year end.

The Trust Account

Following the closing of the IPO on February 2, 2021 and the exercise of Over-allotment Units simultaneously with the closing of the Initial Public Offering, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the exercise of the Units in the IPO, the sale of the Private Placement Warrants, and the exercise of Over-allotment Units was placed in a trust account (“Trust Account”). The proceeds held in the Trust Account are substantially invested only in money market funds registered under the Investment Company Act of 1940, as amended and compliant with Rule 2a-7.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the IPO may not be released from the Trust Account until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the initial Business Combination by August 2, 2022; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the initial Business Combination by August 2, 2022 (at which such time up to $100,000 of interest shall be available to the Company to pay liquidation or dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds of the IPO and the Private Placement are intended to be generally applied toward consummating an initial Business Combination. The initial Business Combination must occur with one or more businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of the Business Combination Marketing Fee). There is no assurance that the Company will be able to successfully effect an initial Business Combination.

The Company, after signing a definitive agreement for an initial Business Combination, will provide its public stockholders’ with the opportunity to redeem all or a portion of their shares upon the completion of the initial Business Combination, either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets, after payment of deferred underwriting commissions, to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related initial Business Combination, and instead may search for an alternate initial Business Combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an initial Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest, but less taxes payable. As a result, such shares of Class A common stock will be recorded at their redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

The Company will have until August 2, 2022 to complete a Business Combination. If the Company is unable to complete the initial Business Combination by August 2, 2022, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest, but less taxes payable (less up to $100,000 of interest to pay liquidation or dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

Each of the Company’s Sponsor and Nautilus has agreed that it will be severally liable to the Company, on a pro rata basis based on the number of founder shares owned by them, if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less interest released to pay taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of IPO against certain liabilities, including liabilities under the

Securities Act. However, the Company has not asked its Sponsor or Nautilus to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor or Nautilus have sufficient funds to satisfy such indemnity obligations and believe that the only assets of the Sponsor and Nautilus are securities of the Company. Therefore, the Company cannot assure you that the Sponsor or Nautilus would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

The Sponsor, the Company’s officers and directors and certain initial stockholders have entered into a letter agreement with the Company, pursuant to which they agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete the initial Business Combination by August 2, 2022. However, if the Sponsor or any of the Company’s directors or officers acquires shares of Class A common stock in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an initial Business Combination, the Company’s remaining stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be $10.00 per public share. There will be no redemption rights upon the completion of the initial Business Combination with respect to the Company’s warrants. The Company’s Sponsor, officers, directors, and Nautilus have entered into a letter agreement with the Company, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares held by them and any public shares they may acquire during or after the IPO in connection with the completion of the initial Business Combination or otherwise. HB Strategies has agreed to the foregoing terms except that it will not waive redemption rights with respect to its public shares.

The Company may require its public stockholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to either tender their certificates to the Company’s transfer agent prior to the date set forth in the tender offer documents or proxy materials mailed to such holders, or up to two business days prior to the vote on the proposal to approve the initial Business Combination in the event the Company distributes proxy materials, or to deliver their shares to the transfer agent electronically using The Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option. The tender offer or proxy materials, as applicable, that the Company will furnish to holders of its public shares in connection with the initial Business Combination will indicate whether the Company is requiring public stockholders to satisfy such delivery requirements.

Liquidity and Capital Resources

At September 30, 2021, the Company had cash outside the Trust Account of $238,567 and a working capital deficiency of $291,431. All remaining cash held in the Trust Account is generally unavailable for the Company’s use prior to an initial business combination, and is restricted for use either in a Business Combination or to redeem common stock.

On February 2, 2021, the Company consummated its IPO (see Note 3) and Private Placement (See Note 4) and the underwriters fully exercised their Over-Allotment Option. Of the net proceeds from the IPO, exercise of the over-allotment option, and associated Private Placements, $172,500,000 of cash was placed in the Trust Account.

The Company has incurred and expects to continue to incur significant costs in pursuit of its proposed Business Combination (see Note 8). These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this with the consummation of the proposed Business Combination in the fourth calendar quarter of 2021. There is no assurance that the Company’s plans to consummate the proposed Business Combination will occur. As such, there is substantial doubt about the Company’s ability to continue as a going concern.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements does not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Organization and General

Growth Capital Acquisition Corp. (the “Company”), a blank check company, was incorporated under the laws of the State of Delaware on January 4, 2010 under the name PinstripesNYS, Inc., and changed its name to its current name on February 14, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The registration statements for the Company’s initial public offering (described below) were declared effective on January 29, 2021. On February 2, 2021, the Company consummated the initial public offering of 17,250,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000, which is described in Note 4.

Simultaneously with the closing of the initial public offering, the Company consummated the sale of 5,175,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) in a private placement to the Company’s sponsor, Growth Capital Sponsor LLC (the “Sponsor”), Nautilus Carriers LLC (“Nautilus”), an affiliate of our Co-Chief Executive Officers, and HB Strategies LLC (“HB Strategies”), an affiliate of Hudson Bay Capital Management LP (“Hudson Bay”) generating gross proceeds of $5,175,000, which is described in Note 5.

Transaction costs amounted to $4,296,946, consisting of $3,450,000 of underwriting fees, and $824,946 of other offering costs.

Although the Company is not limited to a particular industry or sector for the purpose of consummating a Business Combination, it intends to focus on industries that complement the Company’s management team’s background, and to capitalize on the ability of the Company’s management team to identify and acquire a business or businesses consistent with the experience of the Company’s management team and affiliates of Maxim Group LLC (“Maxim”), the representative of the underwriters in the Initial Public Offering.

As of March 31, 2021, the Company had not commenced any operations. All activity from January 4, 2010 (inception) through February 2, 2021 relates to the Company’s formation, its prior unconsummated initial public offering, and its initial public offering (the “Initial Public Offering” or “IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering and will recognize changes in the fair value of warrant liability as other income (expense). The Company has selected March 31 as its fiscal year end.

The Trust Account

Following the closing of the IPO on February 2, 2021 and the sale of Over-allotment Units simultaneously with the closing of the Initial Public Offering, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the IPO, the sale of the Private Placement Warrants, and the sale of Over-allotment Units was placed in a trust account (“Trust Account”). The proceeds held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds registered under the Investment Company Act of 1940, as amended and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.07.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the IPO may not be released from the Trust Account until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the initial Business Combination by August 2, 2022; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the initial Business Combination by August 2, 2022 (at which such time up to $100,000 of interest shall be available to the Company to pay liquidation or dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds of the IPO and the Private Placement are intended to be generally applied toward consummating an initial Business Combination. The initial Business Combination must occur with one or more businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of the Business Combination Marketing Fee). There is no assurance that the Company will be able to successfully effect an initial Business Combination.

The Company, after signing a definitive agreement for an initial Business Combination, will provide its public stockholders’ with the opportunity to redeem all or a portion of their shares upon the completion of the initial Business Combination, either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets, after payment of deferred underwriting commissions, to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its public shares and the related initial Business Combination, and instead may search for an alternate initial Business Combination.

If the Company holds a stockholder vote or there is a tender offer for shares in connection with an initial Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest, but less taxes payable. As a result, such shares of Class A common stock will be recorded at their redemption amount and classified as temporary equity, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”

The Company will have until August 2, 2022 to complete a Business Combination. If the Company is unable to complete the initial Business Combination by August 2, 2022, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest, but less taxes payable (less up to $100,000 of interest to pay liquidation or dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

Each of the Company’s Sponsor and Nautilus has agreed that it will be severally liable to the Company, on a pro rata basis based on the number of founder shares owned by them, if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less interest released to pay taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor or Nautilus to reserve for such indemnification obligations, nor has it independently verified whether the Sponsor or Nautilus have sufficient funds to satisfy such indemnity obligations and believe that the only assets of the Sponsor and Nautilus are securities of the Company. Therefore, the Company cannot assure you that the Sponsor or Nautilus would be able to satisfy those obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

The Sponsor, the Company’s officers and directors and certain initial stockholders have entered into a letter agreement with the Company, pursuant to which they agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below) held by them if the Company fails to complete the initial Business Combination by August 2, 2022. However, if the Sponsor or any of the Company’s directors or officers acquires shares of Class A common stock in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an initial Business Combination, the Company’s remaining stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be $10.00 per public share. There will be no redemption rights upon the completion of the initial Business Combination with respect to the Company’s warrants. The Company’s Sponsor, officers, directors, and Nautilus have entered into a letter agreement with the Company, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares held by them and any public shares they may acquire during or after the IPO in connection with the completion of the initial Business Combination or otherwise. HB Strategies has agreed to the foregoing terms except that it will not waive redemption rights with respect to its public shares.

The Company may require its public stockholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to either tender their certificates to the Company’s transfer agent prior to the date set forth in the tender offer documents or proxy materials mailed to such holders, or up to two business days prior to the vote on the proposal to approve the initial Business Combination in the event the Company distributes proxy materials, or to deliver their shares to the transfer agent electronically using The Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) System, at the holder’s option. The tender offer or proxy materials, as applicable, that the Company will furnish to holders of its public shares in connection with the initial Business Combination will indicate whether the Company is requiring public stockholders to satisfy such delivery requirements.

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.